INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks, interest rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Short-term Loans | VND | Minimum
Short-term loans from banks
Short-term loans, interest rate	8.50%	8.50%
Short-term Loans | VND | Maximum
Short-term loans from banks
Short-term loans, interest rate	15.00%	15.00%
Short-term Loans | USD | Minimum
Short-term loans from banks
Short-term loans, interest rate	6.47%	6.30%
Short-term Loans | USD | Maximum
Short-term loans from banks
Short-term loans, interest rate	7.51%	10.50%
Short-term Loans | EUR | Minimum
Short-term loans from banks
Short-term loans, interest rate		5.80%
Short-term Loans | EUR | Maximum
Short-term loans from banks
Short-term loans, interest rate		6.73%
Short-term Loans | IDN
Short-term loans from banks
Short-term loans, interest rate		8.07%
Short-term Loans | INR
Short-term loans from banks
Short-term loans, interest rate		8.95%
Letter of Credit | VND
Short-term loans from banks
Short-term loans, interest rate		9.50%